ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)				6 Months Ended
	Jun. 02, 2025	May 23, 2025	Jul. 02, 2024	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 17,250,000			$ 15,198,854
Stockholders equity				12,165,909	(773,733)	$ (893,409)	$ (558,099)
Net loss				1,509,695	215,634
Net cash used in operating activities				8,507,141	(238,360)
Cash and cash equivalents				$ 6,503,868		198,938
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares public ofering		3,750,000	17,499,999	4,312,500
Stockholders equity				$ 21,813	17,500	$ 17,500	$ 17,500
Net loss
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares public ofering		3,750,000
Public offering price per share		$ 4.00
Over-Allotment Option [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares public ofering	562,500
Public offering price per share	$ 4.00